Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income
Revenue (Note 13)	$ 1,219.0	$ 1,315.7
Costs of sales
Costs of sales (Note 14)	179.3	176.9
Depletion and depreciation	273.1	286.2
Total costs of sales	452.4	463.1
Gross profit	766.6	852.6
Other operating expenses (income)
General and administrative expenses	24.5	22.5
Share-based compensation expenses (Note 15)	4.4	10.1
Impairment losses (Note 9)	1,173.3
Gain on sale of royalty interest (Note 9)	(3.7)
Gain on sale of gold bullion	(3.9)	(0.7)
Total other operating expenses	1,194.6	31.9
Operating (loss) income	(428.0)	820.7
Foreign exchange gain and other income	14.4	3.6
(Loss) income before finance items and income taxes	(413.6)	824.3
Finance items (Note 17)
Finance income	52.3	12.6
Finance expenses	(2.9)	(3.2)
Net (loss) income before income taxes	(364.2)	833.7
Income tax expense (Note 18)	102.2	133.1
Net (loss) income	(466.4)	700.6
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	34.8	(92.0)
Items that will not be reclassified subsequently to profit and loss:
Gain (loss) on changes in the fair value of equity investments at fair value through other comprehensive income ("FVTOCI"), net of income tax (Note 6)	7.3	(36.7)
Other comprehensive income (loss), net of taxes	42.1	(128.7)
Comprehensive (loss) income	$ (424.3)	$ 571.9
(Loss) earnings per share (Note 20)
Basic (loss) earnings per share (in dollars per share)	$ (2.43)	$ 3.66
Diluted (loss) earnings per share (in dollars per share)	$ (2.43)	$ 3.65
Weighted average number of shares outstanding (Note 20)
Basic weighted average number of shares outstanding	192.0	191.5
Diluted weighted average number of shares outstanding	192.3	191.9